RELATED PARTIES' TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTIES' TRANSACTIONS AND BALANCES
NOTE 10 -    RELATED PARTIES’ TRANSACTIONS AND BALANCES

Transactions:

	Year ended December 31,
	2019	2018	2017

Income -
Sales to related-party company (*)	$596	$1,251	$959
Cost and expenses -
Supplies from related party (*)	$552	$59	$6

Balances:

	December 31,
	2019	2018

Trade receivables and other receivables (*)	$706	$699
Trade payables and other payables (*)	$154	$-

(*) includes mainly transactions with affiliated companies.